Risk/Return Detail Data - FidelityMunicipalCorePlusBondETF-PRO	Dec. 27, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Merrimack Street Trust
FidelityMunicipalCorePlusBondETF-PRO | Fidelity Municipal Bond Opportunities ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Municipal Bond Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Municipal Bond Opportunities ETF seeks to provide a high current yield exempt from federal income tax. Growth of capital may also be considered.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from February 16, 2023 to January 31, 2024, the portfolio turnover rate of the Predecessor Fund (as defined below) was 25% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	25.00%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax. Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Effective December 11, 2025, derivative instruments that provide investment exposure to the securities above or exposure to the market risk factors associated with such securities are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 30% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing up to 20% of assets in securities that are not municipal securities exempt from federal income tax, including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment-grade corporate bonds. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Subject to approval of shareholders of Fidelity® Municipal Core Plus Bond Fund ("Predecessor Fund"), it is currently contemplated that the Predecessor Fund will be reorganized into the fund ("Reorganization"), effective on or about April 4, 2025. The Predecessor Fund's investment objective is identical to the fund's and the Predecessor Fund is managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund is designated as the accounting survivor in the Reorganization. As a result, the fund will assume the historical performance of Fidelity® Municipal Core Plus Bond Fund, a class of shares of the Predecessor Fund, and performance history will be available for the fund after the Predecessor Fund and the fund have together been in operation for one calendar year. Visit www.fidelity.com for more recent performance information.
Performance Availability Website Address [Text]	www.fidelity.com
FidelityMunicipalCorePlusBondETF-PRO | Fidelity Municipal Bond Opportunities ETF | Fidelity Municipal Bond Opportunities ETF
Risk/Return:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.30%
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381

[1]	A Based on estimated amounts for the current fiscal year.